STATED SHARE CAPITAL (Details) R / shares in Units, R in Millions				12 Months Ended
	Aug. 29, 2017	Jun. 14, 2017 ZAR (R) shares	Feb. 18, 2013 ZAR (R) shares	Dec. 31, 2017 ZAR (R) shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Apr. 25, 2017 shares	Dec. 31, 2014 shares	Dec. 31, 2012 shares	Nov. 21, 2012 R / shares shares	Nov. 20, 2012 R / shares shares
STATED SHARE CAPITAL.
Authorised number of shares					2,000,000,000	2,000,000,000	10,000,000,000		1,000,000,000	1,000
Number of shares issued				2,168,721,220	929,004,342	916,140,552		898,840,000	1,000	1,000	1,000
Par value per share | R / shares										R 0	R 1.00
Share capital increased (in shares)										999,999,000
Number of shares subscribed			731,647,614
Value of shares subscribed | R			R 17,246.0
Shares issued under SGL Share Plan				1,407,060	12,863,790	17,300,356
Raised net capital | R		R 12,962.5		R 12,932.4
Proceeds from shares issued | R				13,438.5
Transaction costs paid on rights issue shares issued | R				R 506.1
Rights issue		1,195,787,294		1,195,787,294
Share rights issuance ratio		128.5714%		128.5714%
Capitalization Issue				42,522,524
Capitalisation issuance ratio	0.02			0.02
Percentage of issued share capital available for issuance (as a percent)					5.00%